Shareholder Report, Average Annual Return (Details) 197684_Rockefeller US Small Cap Core Fund_Class A_TSR Annual {Class A}	12 Months Ended	28 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with maximun 5.25% sales charge)
Average Annual Return, Percent	(8.11%)	6.80%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	(3.02%)	9.29%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	4.09%	11.53%